Fair Value Measurements - Fair Value Hierarchy (Details) - EBP INVSAL - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investment at Fair Value	$ 5,599,098	$ 4,477,625
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
Total Investment at Fair Value	1,095,256	535,861
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Short-Term Investment Funds
EBP, Master Trust [Line Items]
Total Investment at Fair Value	607,596	224,827
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Preferred Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value	387	387
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corning Common Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value	487,273	310,647
Level 1
EBP, Master Trust [Line Items]
Total Investment at Fair Value	1,094,869	535,474
Level 1 | Short-Term Investment Funds
EBP, Master Trust [Line Items]
Total Investment at Fair Value	607,596	224,827
Level 1 | Preferred Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value
Level 1 | Corning Common Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value	487,273	310,647
Level 2
EBP, Master Trust [Line Items]
Total Investment at Fair Value	0	0
Level 2 | Short-Term Investment Funds
EBP, Master Trust [Line Items]
Total Investment at Fair Value	0	0
Level 2 | Preferred Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value
Level 2 | Corning Common Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value
Level 3
EBP, Master Trust [Line Items]
Total Investment at Fair Value	387	387
Level 3 | Short-Term Investment Funds
EBP, Master Trust [Line Items]
Total Investment at Fair Value
Level 3 | Preferred Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value	387	387
Level 3 | Corning Common Stock
EBP, Master Trust [Line Items]
Total Investment at Fair Value
NAV
EBP, Master Trust [Line Items]
Total Investment at Fair Value	$ 4,503,842	$ 3,941,764